SUPPLEMENT TO THE PROSPECTUSES

AND STATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUNDS

Wells Fargo Advantage Asia Pacific Fund

Effective immediately, the Wells Fargo Advantage Asia Pacific Fund is no longer offered in this Prospectus or Statement of Additional Information.

September 4, 2012                                                                                                       IEIV092/P306SP2